Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay-versus-Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following disclosure describes the relationship between executive compensation and the Company’s performance with respect to select financial measures. For more information regarding the Company’s executive compensation program, please see “Compensation Discussion and Analysis” above.

			Average Summary Compensation Table Total	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	for non-PEO Named Executive Officers(3)	to non-PEO Named Executive Officers(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(5)	Net Income	Adjusted EBIDTA(6)
2025	$2,747,714	$2,349,452	$2,138,919	$1,940,611	$33.25	$17.13	$114,152,000	$341,589,000
2024	$10,388,077	$7,436,782	$6,496,900	$4,723,985	$84.33	$14.94	$73,083,000	$371,318,000
2023	$1,822,722	$2,341,023	$1,778,267	$2,232,578	$120.12	$43.79	$36,267,000	$325,839,000
2022	$1,890,654	$(379,804)	$1,970,222	$(141,643)	$94.50	$46.02	$11,978,000	$311,478,000
2021	$1,714,256	$(2,168,649)	$1,290,081	$(871,329)	$228.29	$119.75	$75,436,000	$307,834,000

Notes:

(1)
The dollar amounts reported are the total compensation reported for Benjamin Kovler for each fiscal year in the “Total” column of the Summary Compensation Table above.
(2)
The dollar amounts reported for each fiscal year are equal to the “compensation actually paid,” as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to the applicable individual(s) for each applicable fiscal year and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). In accordance with the requirements of Item 402(v) of Regulation S-K, the reported “Total” in the Summary Compensation Table for Mr. Kovler for the applicable year is adjusted to determine the “compensation actually paid” amount as follows:

Year	Average Total Compensation as Reported in the Summary Compensation Table	Change in Fair Value of Options Granted During the Current Fiscal Year	Change in Fair Value of Options Granted in Previous Fiscal Years	Change in Fair Value of RSUs Granted During the Current Fiscal Year	Change in Fair Value of RSUs Granted in Previous Fiscal Years	Change in Fair Value of RSUs Granted in Prior Fiscal Year that Vested in the Current Fiscal Year	Total Change in Fair Value of Equity (RSUs and Options)	Compensation Actually Paid
2025	$2,747,714	$172,640	$(321,532)	$120,019	$(66,897)	$(302,492)	$(398,262)	$2,349,452
2024	$10,388,077	$(242,730)	$(1,027,882)	$(1,662,619)	$(45,838)	$27,774	$(2,951,295)	$7,436,782
2023	$1,822,722	$441,665	$(5,113)	$81,749	$—	$—	$518,301	$2,341,023
2022	$1,890,654	$(470,257)	$(1,603,864)	$—	$—	$(196,337)	$(2,270,458)	$(379,804)
2021	$1,714,256	$(147,541)	$(3,798,694)	$—	$(75,002)	$138,332	$(3,882,905)	$(2,168,649)

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding the CEO) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. The NEOs included for the purpose of calculating the average amounts in each applicable year are as follows: (i) for 2023, 2024 and 2025, Mr. Georgiadis, Mr. Faulkner, and Mr. Kravitz; (ii) for 2022, Mr. Georgiadis; and (iii) for 2021, Mr. Georgiadis and Beth Burk.
(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to these NEOs as a group during such fiscal years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). The average total compensation as reported in the Summary Compensation Table for those NEOs as a group for each year was adjusted using the same methodology as used to determine the Compensation Actually Paid for Mr. Kovler, as follows:

Year	Average Total Compensation as Reported in the Summary Compensation Table	Change in Fair Value of Options Granted During the Current Fiscal Year	Change in Fair Value of Options Granted in Previous Fiscal Years	Change in Fair Value of RSUs Granted During the Current Fiscal Year	Change in Fair Value of RSUs Granted in Previous Fiscal Years	Change in Fair Value of RSUs Granted in Prior Fiscal Year that Vested in the Current Fiscal Year	Total Change in Fair Value of Equity (RSUs and Options)	Compensation Actually Paid
2025	$2,138,919	$43,160	$(157,394)	$170,028	$(42,578)	$(211,523)	$(198,308)	$1,940,611
2024	$6,496,900	$(203,538)	$(465,051)	$(1,035,695)	$(102,910)	$34,279	$(1,772,915)	$4,723,985
2023	$1,778,267	$245,218	$15,265	$191,033	$11,263	$(8,468)	$454,311	$2,232,578
2022	$1,970,222	$(323,813)	$(1,533,474)	$(107,328)	$—	$(147,250)	$(2,111,865)	$(141,643)
2021	$1,290,081	$(151,314)	$(2,033,911)	$—	$(58,215)	$81,941	$(2,161,409)	$(871,329)

(5)
As reported in Part II, Item 5 of the 2025 Form 10-K, and our Annual Report on Form 10-K for the fiscal years ended December 31, 2025, December 31, 2024, and December 31, 2023, respectively. For each year reported, our Peer Group included Cresco Labs Inc., Curaleaf Holdings, Inc. and Trulieve Cannabis Corp., and Verano Holdings Corp.
(6)
As required by Item 402(v) of Regulation S-K, the Company has determined that Adjusted EBIDTA is the Company Selected Measure, as it is the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the NEOs to Company performance for the most recently completed fiscal year. Adjusted EBITDA is defined as earnings before interest, taxes, depreciation, and amortization, adjusted for other income, non-cash share-based compensation, one-time transaction related expenses, or other non-operating costs. See Appendix A for a reconciliation of non-GAAP financial measures.

Company Selected Measure Name	Adjusted EBIDTA
Named Executive Officers, Footnote
(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding the CEO) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. The NEOs included for the purpose of calculating the average amounts in each applicable year are as follows: (i) for 2023, 2024 and 2025, Mr. Georgiadis, Mr. Faulkner, and Mr. Kravitz; (ii) for 2022, Mr. Georgiadis; and (iii) for 2021, Mr. Georgiadis and Beth Burk.

Peer Group Issuers, Footnote
(5)
As reported in Part II, Item 5 of the 2025 Form 10-K, and our Annual Report on Form 10-K for the fiscal years ended December 31, 2025, December 31, 2024, and December 31, 2023, respectively. For each year reported, our Peer Group included Cresco Labs Inc., Curaleaf Holdings, Inc. and Trulieve Cannabis Corp., and Verano Holdings Corp.

PEO Total Compensation Amount	$ 2,747,714	$ 10,388,077	$ 1,822,722	$ 1,890,654	$ 1,714,256
PEO Actually Paid Compensation Amount	$ 2,349,452	7,436,782	2,341,023	(379,804)	(2,168,649)
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported for each fiscal year are equal to the “compensation actually paid,” as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to the applicable individual(s) for each applicable fiscal year and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). In accordance with the requirements of Item 402(v) of Regulation S-K, the reported “Total” in the Summary Compensation Table for Mr. Kovler for the applicable year is adjusted to determine the “compensation actually paid” amount as follows:

Year	Average Total Compensation as Reported in the Summary Compensation Table	Change in Fair Value of Options Granted During the Current Fiscal Year	Change in Fair Value of Options Granted in Previous Fiscal Years	Change in Fair Value of RSUs Granted During the Current Fiscal Year	Change in Fair Value of RSUs Granted in Previous Fiscal Years	Change in Fair Value of RSUs Granted in Prior Fiscal Year that Vested in the Current Fiscal Year	Total Change in Fair Value of Equity (RSUs and Options)	Compensation Actually Paid
2025	$2,747,714	$172,640	$(321,532)	$120,019	$(66,897)	$(302,492)	$(398,262)	$2,349,452
2024	$10,388,077	$(242,730)	$(1,027,882)	$(1,662,619)	$(45,838)	$27,774	$(2,951,295)	$7,436,782
2023	$1,822,722	$441,665	$(5,113)	$81,749	$—	$—	$518,301	$2,341,023
2022	$1,890,654	$(470,257)	$(1,603,864)	$—	$—	$(196,337)	$(2,270,458)	$(379,804)
2021	$1,714,256	$(147,541)	$(3,798,694)	$—	$(75,002)	$138,332	$(3,882,905)	$(2,168,649)

Non-PEO NEO Average Total Compensation Amount	$ 2,138,919	6,496,900	1,778,267	1,970,222	1,290,081
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,940,611	4,723,985	2,232,578	(141,643)	(871,329)
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to these NEOs as a group during such fiscal years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). The average total compensation as reported in the Summary Compensation Table for those NEOs as a group for each year was adjusted using the same methodology as used to determine the Compensation Actually Paid for Mr. Kovler, as follows:

Year	Average Total Compensation as Reported in the Summary Compensation Table	Change in Fair Value of Options Granted During the Current Fiscal Year	Change in Fair Value of Options Granted in Previous Fiscal Years	Change in Fair Value of RSUs Granted During the Current Fiscal Year	Change in Fair Value of RSUs Granted in Previous Fiscal Years	Change in Fair Value of RSUs Granted in Prior Fiscal Year that Vested in the Current Fiscal Year	Total Change in Fair Value of Equity (RSUs and Options)	Compensation Actually Paid
2025	$2,138,919	$43,160	$(157,394)	$170,028	$(42,578)	$(211,523)	$(198,308)	$1,940,611
2024	$6,496,900	$(203,538)	$(465,051)	$(1,035,695)	$(102,910)	$34,279	$(1,772,915)	$4,723,985
2023	$1,778,267	$245,218	$15,265	$191,033	$11,263	$(8,468)	$454,311	$2,232,578
2022	$1,970,222	$(323,813)	$(1,533,474)	$(107,328)	$—	$(147,250)	$(2,111,865)	$(141,643)
2021	$1,290,081	$(151,314)	$(2,033,911)	$—	$(58,215)	$81,941	$(2,161,409)	$(871,329)

Tabular List, Table

Most Important Financial Measures Used to Determine Compensation

Below is an unranked list of the most important financial performance measures the Company used to link “compensation actually paid” to the NEOs for the year ended December 31, 2025 to Company performance.

Most Important Financial Measures
•	Revenue
•	Adjusted EBIDTA
•	Normalized EBITDA

As discussed under “Compensation, Discussion and Analysis—Elements of Compensation—Short-Term Incentive Awards” above, the Compensation Committee believes that Revenue, Adjusted EBITDA, and Normalized EBITDA are the most appropriate financial measures to use in our incentive-based compensation elements for our NEOs. Although the Compensation Committee considers generally the Company’s overall financial performance, including with respect to Free Cash Flow, Cash Reserves, Gross Margin, and other metrics, no other measures are specifically or quantitatively tied to our NEOs’ compensation outcomes.

Total Shareholder Return Amount	$ 33.25	84.33	120.12	94.5	228.29
Peer Group Total Shareholder Return Amount	17.13	14.94	43.79	46.02	119.75
Net Income (Loss)	$ 114,152,000	$ 73,083,000	$ 36,267,000	$ 11,978,000	$ 75,436,000
Company Selected Measure Amount	341,589,000	371,318,000	325,839,000	311,478,000	307,834,000
PEO Name	Benjamin Kovler	Benjamin Kovler	Benjamin Kovler	Benjamin Kovler	Benjamin Kovler
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBIDTA
Non-GAAP Measure Description
(6)
As required by Item 402(v) of Regulation S-K, the Company has determined that Adjusted EBIDTA is the Company Selected Measure, as it is the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the NEOs to Company performance for the most recently completed fiscal year. Adjusted EBITDA is defined as earnings before interest, taxes, depreciation, and amortization, adjusted for other income, non-cash share-based compensation, one-time transaction related expenses, or other non-operating costs. See Appendix A for a reconciliation of non-GAAP financial measures.

Measure:: 3
Pay vs Performance Disclosure
Name	Normalized EBITDA
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (398,262)	$ (2,951,295)	$ 518,301	$ (2,270,458)	$ (3,882,905)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	172,640	(242,730)	441,665	(470,257)	(147,541)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(321,532)	(1,027,882)	(5,113)	(1,603,864)	(3,798,694)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,019	(1,662,619)	81,749	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,897)	(45,838)	0	0	(75,002)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(302,492)	27,774	0	(196,337)	138,332
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(198,308)	(1,772,915)	454,311	(2,111,865)	(2,161,409)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,160	(203,538)	245,218	(323,813)	(151,314)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(157,394)	(465,051)	15,265	(1,533,474)	(2,033,911)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	170,028	(1,035,695)	191,033	(107,328)	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,578)	(102,910)	11,263	0	(58,215)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (211,523)	$ 34,279	$ (8,468)	$ (147,250)	$ 81,941